Advances to Contractor	12 Months Ended
Dec. 31, 2024
Advances to Contractor [Abstract]
Advances to Contractor
14	Advances to Contractor

	2024	2023

Advances to contractor	Nil	15,210,262
Write-off (Note 8)	Nil	(15,006,262)
	Nil	204,000

In 2024, the Group capitalized USD 204,000 in Property, plant and equipment. The above amounts in 2023 represents payments made to Audex Fujairah LL FZE and Audex Pte Ltd, Singapore (together “Audex”) for the construction of the Group’s Fujairah Terminal, which were assessed and written-off in 2023 after reconciling the books of accounts with the long-standing EPC partner Audex.